UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
APRIL 30, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 93.9%
	Shares	Value
CONSUMER DISCRETIONARY — 8.8%
Buffalo Wild Wings*	95,000	$14,967,250
CST Brands	157,900	7,624,991
El Pollo Loco Holdings*	435,000	5,459,250
Helen of Troy*	200,000	18,800,000
Hibbett Sports*	250,000	6,500,000
John Wiley & Sons, Cl A	600,000	31,620,000
Wolverine World Wide	1,275,000	30,740,250

		115,711,741

CONSUMER STAPLES — 12.5%
AdvancePierre Foods Holdings	760,000	30,871,200
Amplify Snack Brands*	725,000	6,525,000
B&G Foods	505,000	21,210,000
Boston Beer, Cl A*	115,000	16,600,250
elf Beauty*	325,000	8,856,250
J&J Snack Foods	60,000	8,074,800
Snyder’s-Lance	925,000	32,615,500
TreeHouse Foods*	450,000	39,420,000

		164,173,000

ENERGY — 1.3%
Denbury Resources*	1,550,000	3,441,000
Forum Energy Technologies*	775,000	13,097,500

		16,538,500

FINANCIALS — 17.3%
Allied World Assurance Company Holdings	665,300	35,320,777
Argo Group International Holdings	360,000	23,742,000
Bryn Mawr Bank	275,000	11,797,500
Community Bank System	225,000	12,588,750
CVB Financial	750,000	16,155,000
Financial Engines	565,000	24,012,500
First Financial Bankshares	240,000	9,588,000
German American Bancorp	220,000	7,233,600
Independent Bank	210,000	13,293,000

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
FINANCIALS — continued
Navigators Group	360,000	$19,458,000
Prosperity Bancshares	235,000	15,792,000
Stock Yards Bancorp	200,000	8,200,000
UMB Financial	250,000	18,122,500
Washington Trust Bancorp	250,000	12,300,000

		227,603,627

HEALTH CARE — 18.9%
Aceto	465,000	7,370,250
Cantel Medical	220,000	16,370,200
Cardiovascular Systems*	575,000	17,175,250
CONMED	565,000	27,775,400
ICU Medical*	160,000	24,608,000
INC Research Holdings, Cl A*	145,000	6,525,000
Insulet*	375,000	16,278,750
Integra LifeSciences Holdings*	850,000	39,074,500
Masimo*	75,000	7,705,500
Medidata Solutions*	330,000	21,591,900
NuVasive*	396,400	28,742,964
Omnicell*	555,000	22,977,000
Penumbra*	125,000	10,681,250
Supernus Pharmaceuticals*	28,400	925,840

		247,801,804

INDUSTRIALS — 14.2%
Actuant, Cl A	600,000	16,380,000
Brady, Cl A	300,000	11,685,000
Gorman-Rupp	165,000	4,722,300
Healthcare Services Group	30,100	1,381,891
John Bean Technologies	145,000	12,854,250
Landstar System	98,000	8,374,100
Lydall*	350,000	18,340,000
RBC Bearings*	75,000	7,522,500
Ritchie Bros Auctioneers	800,000	26,208,000
Standex International	200,000	18,790,000
TriMas*	930,000	21,343,500

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — continued
Welbilt*	1,200,700	$24,614,350
Woodward	215,000	14,549,050

		186,764,941

INFORMATION TECHNOLOGY — 17.3%
Blackbaud	475,000	38,194,750
CommVault Systems*	400,000	20,180,000
Envestnet*	320,000	11,136,000
Gigamon*	310,000	9,827,000
Guidewire Software*	400,000	24,596,000
LogMeIn	265,000	29,945,000
New Relic*	550,000	21,989,000
NIC	500,000	10,675,000
Qualys*	700,000	26,880,000
WEX*	275,000	27,901,500
Xactly*	550,000	6,380,000

		227,704,250

MATERIALS — 3.6%
H.B. Fuller	575,000	30,377,250
Innospec	250,000	16,500,000

		46,877,250

TOTAL COMMON STOCK (Cost $845,656,963)		1,233,175,113

CASH EQUIVALENTS — 6.6%**
Fidelity Investments — Treasury Only Portfolio, Cl I, 0.520%	54,498,462	54,498,462
Fidelity Treasury Portfolio, Cl I, 0.590%	31,994,877	31,994,876

TOTAL CASH EQUIVALENTS (Cost $86,493,338)		86,493,338

TOTAL INVESTMENTS — 100.5% (Cost $932,150,301)†		$1,319,668,451

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
SMALL COMPANY FUND
APRIL 30, 2017
(Unaudited)

Percentages are based on Net Assets of $1,313,422,575.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of April 30, 2017.

Cl—Class

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $932,150,301 and the unrealized appreciation and depreciation were $403,585,876 and $(16,067,726), respectively.

As of April 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-002-1800

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 99.5%
	Shares	Value
CONSUMER DISCRETIONARY — 5.3%
Advance Auto Parts	205,000	$29,138,700
John Wiley & Sons, Cl A	480,000	25,296,000
Sally Beauty Holdings*	1,175,000	22,348,500

		76,783,200

CONSUMER STAPLES — 16.8%
Flowers Foods	1,895,000	37,160,950
Hormel Foods	665,000	23,328,200
JM Smucker	225,000	28,512,000
McCormick	67,200	6,713,280
Mead Johnson Nutrition, Cl A	285,000	25,285,200
Molson Coors Brewing, Cl B	230,000	22,054,700
Snyder’s-Lance	725,000	25,563,500
TreeHouse Foods*	460,000	40,296,000
Whole Foods Market	935,000	34,005,950

		242,919,780

ENERGY — 1.5%
Core Laboratories	165,000	18,285,300
Denbury Resources*	1,550,000	3,441,000

		21,726,300

FINANCIALS — 13.4%
Allied World Assurance Company Holdings	712,400	37,821,316
Arthur J Gallagher	545,000	30,416,450
Commerce Bancshares	360,000	19,782,000
Cullen/Frost Bankers	285,000	26,901,150
Morningstar	120,000	8,775,600
Northern Trust	415,000	37,350,000
Prosperity Bancshares	305,000	20,496,000
SVB Financial Group*	75,000	13,195,500

		194,738,016

HEALTH CARE — 22.6%
ABIOMED*	90,000	11,728,800

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
HEALTH CARE — continued
Align Technology*	235,000	$31,635,700
C.R. Bard	105,000	32,285,400
Cooper	185,000	37,061,050
DENTSPLY SIRONA	540,000	34,149,600
Henry Schein*	125,000	21,725,000
Integra LifeSciences Holdings*	645,000	29,650,650
Laboratory Corporation of America Holdings*	250,000	35,037,500
Medidata Solutions*	225,000	14,721,750
NuVasive*	320,000	23,203,200
Steris	435,000	32,103,000
Waters*	146,000	24,803,940

		328,105,590

INDUSTRIALS — 16.4%
AMETEK	495,000	28,314,000
Donaldson	82,900	3,836,612
Dover	505,000	39,834,400
Fastenal	280,000	12,510,400
IDEX	250,000	26,190,000
Ritchie Bros. Auctioneers	360,200	11,800,152
Rockwell Automation	205,000	32,256,750
Stericycle*	285,000	24,321,900
Westinghouse Air Brake Technologies	350,000	29,361,500
WW Grainger	155,000	29,868,500

		238,294,214

INFORMATION TECHNOLOGY — 20.2%
Akamai Technologies*	305,000	18,586,700
ANSYS*	200,000	22,032,000
Blackbaud	280,000	22,514,800
Fortinet*	400,000	15,600,000
Guidewire Software*	330,000	20,291,700
LogMeIn	75,000	8,475,000
Palo Alto Networks*	250,000	27,102,500

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — continued
Red Hat*	430,000	$37,874,400
Splunk*	395,000	25,402,450
Synopsys*	210,000	15,477,000
Tableau Software, Cl A*	445,000	23,887,600
WEX*	315,000	31,959,900
Workday, Cl A*	280,000	24,472,000

		293,676,050

MATERIALS — 3.3%
AptarGroup	500,000	40,150,000
International Flavors & Fragrances	58,000	8,038,220

		48,188,220

TOTAL COMMON STOCK (Cost $1,219,557,011)		1,444,431,370

CASH EQUIVALENT — 0.1%**
Fidelity Investments — Treasury Only Portfolio, Cl I, 0.520% (Cost $1,407,906)	1,407,906	1,407,906

TOTAL INVESTMENTS — 99.6% (Cost $1,220,964,917)†		$1,445,839,276

Percentages are based on Net Assets of $1,451,503,466.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of April 30, 2017.

Cl—Class

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $1,220,964,917, and the unrealized appreciation and depreciation were $256,585,097 and $(31,710,738), respectively.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
MID CAP FUND
APRIL 30, 2017
(Unaudited)

As of April 30, 2017, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

During the period ended April 30, 2017, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-001-2500

4	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
APRIL 30, 2017
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 94.9%
	Shares	Value
BRAZIL — 1.2%
Ambev ADR	8,200	$46,986

CHINA — 22.6%
AIA Group	15,000	103,857
Alibaba Group Holding ADR*	1,100	127,050
Baidu ADR*	300	54,069
Ctrip.com International ADR*	2,000	101,020
Sands China	14,000	63,542
Shenzhou International Group Holdings	11,800	77,680
Techtronic Industries	22,000	94,477
Tencent Holdings	5,700	178,383
Yum China Holdings*	2,000	68,240

		868,318

INDIA — 25.1%
Axis Bank	8,800	69,717
Bharti Infratel	16,000	88,220
Britannia Industries	1,700	95,783
Dabur India	15,000	66,862
Divi’s Laboratories*	6,000	58,610
Godrej Consumer Products	2,400	65,020
HDFC Bank	4,000	97,376
Housing Development Finance	7,900	188,770
Maruti Suzuki India	400	40,571
PI Industries	3,900	52,750
Sun Pharmaceutical Industries	6,500	64,864
Vakrangee	14,000	74,461

		963,004

KENYA — 2.0%
Safaricom	410,000	76,589

1	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
MEXICO — 10.4%
Arca Continental	14,500	$105,768
Banregio Grupo Financiero	9,024	51,687
Becle*	46,000	76,353
Gruma, Cl B	5,400	71,435
Grupo Aeroportuario del Centro Norte, Cl B*	10,400	57,300
Wal-Mart de Mexico	17,500	39,098

		401,641

NETHERLANDS — 7.6%
Heineken	1,500	133,695
Unilever ADR	3,000	156,720

		290,415

PERU — 2.0%
Credicorp	500	76,830

PHILIPPINES — 3.7%
D&L Industries	280,000	71,927
Universal Robina	21,000	72,336

		144,263

SOUTH AFRICA — 3.1%
Clicks Group	6,600	66,193
Famous Brands	4,800	53,112

		119,305

SOUTH KOREA — 9.0%
Amorepacific	450	115,476
Hanmi Pharmaceutical	80	21,689
Hanssem	400	77,335
LG Household & Health Care	70	53,274
NAVER	110	77,335

		345,109

TAIWAN — 2.2%
Taiwan Semiconductor Manufacturing	13,000	83,806

2	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
APRIL 30, 2017
(Unaudited)

COMMON STOCK — continued
	Shares	Value
THAILAND — 2.3%
Thai Beverage	135,000	$89,343

UNITED STATES — 1.8%
International Flavors & Fragrances	500	69,295

VIETNAM — 1.9%
Vietnam Dairy Products JSC	11,040	71,841

TOTAL COMMON STOCK (Cost $3,137,161)		3,646,745

CASH EQUIVALENT — 3.0%**
Fidelity Treasury Portfolio, Cl I, 0.590%	114,046	114,046

TOTAL INVESTMENTS — 97.9% (Cost $3,251,207)†		$3,760,791

Percentages are based on Net Assets of $3,841,272.

*	Non-income producing security.
**	Rate reported is the 7-day effective yield as of April 30, 2017.

ADR—American Depositary Receipt

Cl—Class

JSC—Joint Stock Company

†	At April 30, 2017, the tax basis cost of the Fund’s investments was $3,251,207 and the unrealized appreciation and depreciation were $635,501 and $(125,917), respectively.

3	CHAMPLAIN INVESTMENT	PARTNERS

THE ADVISORS’ INNER CIRCLE FUND II	CHAMPLAIN
EMERGING MARKETS FUND
APRIL 30, 2017
(Unaudited)

The table below sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at April 30, 2017:

Investments in Securities	Level 1	Level 2‡	Level 3	Total
Common Stock
Brazil	$46,986	$—	$—	$46,986
China	632,619	235,699	—	868,318
India	963,004	—	—	963,004
Kenya	76,589	—	—	76,589
Mexico	401,641	—	—	401,641
Netherlands	290,415	—	—	290,415
Peru	76,830	—	—	76,830
Philippines	144,263	—	—	144,263
South Africa	119,305	—	—	119,305
South Korea	345,109	—	—	345,109
Taiwan	—	83,806	—	83,806
Thailand	89,343	—	—	89,343
United States	69,295	—	—	69,295
Vietnam	71,841	—	—	71,841

Total Common Stock	3,327,240	319,505	—	3,646,745

Cash Equivalent	114,046	—	—	114,046

Total Investments in Securities	$3,441,286	$319,505	$—	$3,760,791

‡	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market changes subsequent to the closing of the exchanges on which these securities trade.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of April 30, 2017, securities with a total value $319,505 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2, or Level 2 and Level 3 assets for the period ended April 30, 2017. All other transfers were considered to have occurred as of the end of the period.

For more information on the Fund’s policy regarding significant accounting policies including valuation of investments, please refer to the Fund’s most recent semi-annual or annual financial statements.

CSC-QH-004-0400

4	CHAMPLAIN INVESTMENT	PARTNERS

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: June 29, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: June 29, 2017